Osterweis Growth and Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 56.7%	Shares	Value
Aerospace & Defense - 3.9%
Airbus SE - ADR	112,630	$3,856,451
L3Harris Technologies, Inc.	13,312	2,989,609
		6,846,060

Broadline Retail - 1.7%
Amazon.com, Inc.(a)	15,370	2,970,252

Chemicals - 2.1%
Air Products & Chemicals, Inc.	6,870	1,772,803
Linde PLC	4,460	1,957,093
		3,729,896

Commercial Services & Supplies - 2.0%
Waste Connections, Inc.	19,755	3,464,237

Consumer Staples Distribution & Retail - 2.0%
Southeastern Grocers, Inc.(a)(b)	7,928	8,721
Target Corp.	23,645	3,500,406
Tops Holding, Litigation Trust Proceeds(a)(b)	2,292,000	1,721
		3,510,848

Electrical Equipment - 1.2%
AMETEK, Inc.	12,285	2,048,032

Electronic Equipment, Instruments & Components - 1.5%
Keysight Technologies, Inc.(a)	19,230	2,629,702

Financial Services - 2.2%
Visa, Inc. - Class A - Class A	15,040	3,947,549

Ground Transportation - 2.3%
Old Dominion Freight Line, Inc.	13,280	2,345,248
Union Pacific Corp.	7,290	1,649,435
		3,994,683

Health Care Equipment & Supplies - 2.0%
Becton Dickinson & Co.	15,247	3,563,376

Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	4,553	2,318,661

Insurance - 3.4%
Brown & Brown, Inc.	34,290	3,065,869
The Progressive Corp.	14,332	2,976,900
		6,042,769

Interactive Media & Services - 4.1%
Alphabet, Inc. - Class C - Class C	39,915	7,321,209

IT Services - 1.8%
Accenture PLC - Class A - Class A	10,419	3,161,229

Life Sciences Tools & Services - 4.0%
Agilent Technologies, Inc.	16,160	2,094,821
Danaher Corp.	9,024	2,254,646
Thermo Fisher Scientific, Inc.	4,945	2,734,585
		7,084,052

Metals & Mining - 0.4%
Real Alloy Equity(a)(b)	10	673,371

Pharmaceuticals - 1.5%
Novartis AG - ADR	24,480	2,606,141

Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc.(a)	7,265	1,178,456
Analog Devices, Inc.	27,030	6,169,868
Applied Materials, Inc.	9,717	2,293,115
Broadcom, Inc.	1,911	3,068,168
Micron Technology, Inc.	15,580	2,049,237
		14,758,844

Software - 7.7%
Adobe, Inc.(a)	5,821	3,233,798
Microsoft Corp.	23,313	10,419,746
		13,653,544

Specialty Retail - 3.3%
AutoZone, Inc.(a)	819	2,427,598
Ross Stores, Inc.	23,075	3,353,259
		5,780,857
TOTAL COMMON STOCKS (Cost $63,563,332)		100,105,312

CORPORATE BONDS - 25.6%	Par	Value
Aerospace & Defense - 0.3%
Rolls-Royce PLC, 3.63%, 10/14/2025 (c)	572,000	556,542

Automobile Components - 1.7%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (c)	350,000	358,566
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	97,000	97,123
6.50%, 04/01/2027	300,000	299,843
Patrick Industries, Inc., 7.50%, 10/15/2027 (c)	500,000	505,514
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (c)	600,000	514,977
The Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	750,000	753,008
5.00%, 07/15/2029	500,000	465,997
		2,995,028

Automobiles - 0.6%
Ford Motor Co., 9.63%, 04/22/2030	500,000	582,479
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025	500,000	488,941
		1,071,420

Beverages - 0.2%
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (c)	300,000	276,668

Building Products - 0.6%
Griffon Corp., 5.75%, 03/01/2028	500,000	482,800
Masterbrand, Inc., 7.00%, 07/15/2032 (c)	500,000	506,136
		988,936

Capital Markets - 0.8%
Ares Capital Corp., 4.25%, 03/01/2025	250,000	246,945
Blackstone Private Credit Fund, 2.35%, 11/22/2024	500,000	492,829
Oppenheimer Holdings, Inc., 5.50%, 10/01/2025	750,000	739,830
		1,479,604

Chemicals - 0.7%
Consolidated Energy Finance SA
6.50%, 05/15/2026(c)	100,000	96,839
5.63%, 10/15/2028(c)	400,000	340,441
12.00%, 02/15/2031(c)	250,000	258,172
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (c)	500,000	531,696
		1,227,148

Commercial Services & Supplies - 0.5%
GFL Environmental, Inc., 5.13%, 12/15/2026 (c)	220,000	217,719
Pitney Bowes, Inc., 7.25%, 03/15/2029 (c)	750,000	675,619
		893,338

Computers & Peripherals - 1.0%
CPI Acquisition, Inc., 8.63%, 03/15/2026 (c)	500,000	511,116
CPI CG, Inc., 10.00%, 07/15/2029 (c)	600,000	621,449
Xerox Holdings Corp.
5.50%, 08/15/2028(c)	250,000	215,938
8.88%, 11/30/2029(c)	500,000	477,273
		1,825,776

Construction & Engineering - 1.3%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (c)	750,000	708,607
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (c)	600,000	536,702
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (c)	500,000	472,674
Tutor Perini Corp., 11.88%, 04/30/2029 (c)	500,000	538,442
		2,256,425

Consumer Finance - 0.8%
Bread Financial Holdings, Inc., 7.00%, 01/15/2026 (c)	146,000	145,954
Enova International, Inc., 11.25%, 12/15/2028 (c)	250,000	267,287
FirstCash, Inc.
5.63%, 01/01/2030(c)	500,000	474,072
6.88%, 03/01/2032(c)	500,000	500,682
		1,387,995

Consumer Staples Distribution & Retail - 1.3%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (c)	500,000	360,575
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (c)	500,000	513,165
Performance Food Group, Inc., 5.50%, 10/15/2027 (c)	450,000	440,516
United Natural Foods, Inc., 6.75%, 10/15/2028 (c)	625,000	564,840
US Foods, Inc., 4.75%, 02/15/2029 (c)	470,000	446,165
		2,325,261

Containers & Packaging - 0.6%
Sealed Air Corp., 5.13%, 12/01/2024 (c)	1,000,000	998,325

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (c)	200,000	178,852

Electronic Equipment, Instruments & Components - 0.4%
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025	750,000	738,247

Entertainment - 0.3%
Banijay Entertainment SASU, 8.13%, 05/01/2029 (c)	500,000	511,896

Financial Services - 1.2%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (c)	250,000	242,000
HAS Capital Income Opportunity Fund II LLC, 8.00%, 12/31/2024 (b)(c)	642,000	355,593
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026 (c)	250,000	244,923
PennyMac Financial Services, Inc., 5.38%, 10/15/2025 (c)	750,000	743,833
United Wholesale Mortgage LLC
5.50%, 11/15/2025(c)	320,000	317,898
5.50%, 04/15/2029(c)	180,000	171,146
		2,075,393

Food Products - 0.2%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (c)	500,000	440,101

Ground Transportation - 0.3%
RXO, Inc., 7.50%, 11/15/2027 (c)	500,000	511,343

Health Care Providers & Services - 0.4%
Owens & Minor, Inc., 4.50%, 03/31/2029 (c)	750,000	647,300

Hotels, Restaurants & Leisure - 1.0%
Aramark Services, Inc., 5.00%, 04/01/2025 (c)	100,000	99,403
Caesars Entertainment, Inc., 6.25%, 07/01/2025 (c)	250,000	250,000
Carnival Corp.
5.75%, 03/01/2027(c)	500,000	494,292
6.00%, 05/01/2029(c)	250,000	247,191
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/2028 (c)	270,000	197,422
Las Vegas Sands Corp., 2.90%, 06/25/2025	500,000	485,667
		1,773,975

Household Durables - 1.0%
Adams Homes, Inc., 9.25%, 10/15/2028 (c)	500,000	513,414
Empire Communities Corp., 9.75%, 05/01/2029 (c)	500,000	509,375
STL Holding Co. LLC, 8.75%, 02/15/2029 (c)	250,000	261,181
The New Home Co., Inc., 9.25%, 10/01/2029 (c)	500,000	501,845
		1,785,815

Industrial Conglomerates - 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	300,000	297,902

Industrial Power & Renewable Electricity Products - 0.1%
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (c)	250,000	249,727

IT Services - 0.2%
Unisys Corp., 6.88%, 11/01/2027 (c)	500,000	439,344

Machinery - 1.0%
The Manitowoc Co., Inc., 9.00%, 04/01/2026 (c)	1,000,000	1,001,107
Wabash National Corp., 4.50%, 10/15/2028 (c)	750,000	675,819
		1,676,926

Media - 0.4%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/2027 (c)	700,000	659,078

Metals & Mining - 1.3%
Century Aluminum Co., 7.50%, 04/01/2028 (c)	335,000	338,320
Coeur Mining, Inc., 5.13%, 02/15/2029 (c)	600,000	563,100
Hecla Mining Co., 7.25%, 02/15/2028	500,000	500,840
Perenti Finance Pty Ltd., 7.50%, 04/26/2029 (c)	500,000	510,260
SunCoke Energy, Inc., 4.88%, 06/30/2029 (c)	500,000	453,598
		2,366,118

Mortgage Real Estate Investment Trusts - REITS - 1.0%
HAT Holdings I LLC / HAT Holdings II LLC, 6.00%, 04/15/2025 (c)	750,000	749,864
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027 (c)	500,000	482,066
Starwood Property Trust, Inc., 3.75%, 12/31/2024 (c)	600,000	592,622
		1,824,552

Oil, Gas & Consumable Fuels - 0.9%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2025(c)	140,000	140,811
9.75%, 07/15/2028(c)	250,000	237,012
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	450,000	455,105
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	500,000	502,423
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (c)	250,000	254,938
		1,590,289

Passenger Airlines - 1.6%
Allegiant Travel Co., 7.25%, 08/15/2027 (c)	750,000	714,554
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (c)	888,667	881,417
Delta Air Lines, Inc., 2.90%, 10/28/2024	500,000	495,114
United Airlines, Inc., 4.38%, 04/15/2026 (c)	750,000	725,351
		2,816,436

Professional Services - 0.3%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (c)	600,000	561,223

Software - 0.3%
Fair Isaac Corp., 5.25%, 05/15/2026 (c)	250,000	247,458
NCR Voyix Corp., 5.00%, 10/01/2028 (c)	250,000	236,238
		483,696

Specialty Retail - 0.8%
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (c)	500,000	464,340
Sonic Automotive, Inc., 4.63%, 11/15/2029 (c)	500,000	451,932
Upbound Group, Inc., 6.38%, 02/15/2029 (c)	600,000	576,097
		1,492,369

Trading Companies & Distributors - 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 08/14/2024	500,000	498,015
Aviation Capital Group LLC, 5.50%, 12/15/2024 (c)	750,000	748,075
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027 (c)	500,000	484,133
GGAM Finance Ltd., 7.75%, 05/15/2026 (c)	500,000	510,518
Herc Holdings, Inc., 5.50%, 07/15/2027 (c)	500,000	492,671
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (c)	500,000	527,494
WESCO Distribution, Inc., 7.25%, 06/15/2028 (c)	250,000	255,001
		3,515,907

Transportation Infrastructure - 0.2%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (c)	400,000	361,086
TOTAL CORPORATE BONDS (Cost $46,329,220)		45,280,041

REAL ESTATE INVESTMENT TRUSTS - 3.7%	Shares	Value
EastGroup Properties, Inc.	20,750	3,529,575
Lamar Advertising Co. - Class A - Class A	25,250	3,018,132
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,535,645)		6,547,707

CONVERTIBLE BONDS - 3.5%	Par	Value
Automobiles - 0.1%
Ford Motor Co., 0.00%, 03/15/2026 (d)	225,000	228,037

Biotechnology - 0.4%
BioMarin Pharmaceutical, Inc., 0.60%, 08/01/2024	731,000	726,832

Consumer Finance - 0.6%
EZCORP, Inc.
2.38%, 05/01/2025	250,000	243,697
3.75%, 12/15/2029(c)	250,000	288,234
LendingTree, Inc., 0.50%, 07/15/2025	500,000	465,625
		997,556

Health Care Equipment & Supplies - 0.1%
Haemonetics Corp., 0.00%, 03/01/2026 (d)	250,000	225,375

IT Services - 0.3%
BigBear.ai Holdings, Inc., 6.00%, 12/15/2026 (c)	650,000	471,091

Machinery - 0.1%
John Bean Technologies Corp., 0.25%, 05/15/2026	250,000	230,150

Passenger Airlines - 0.1%
Southwest Airlines Co., 1.25%, 05/01/2025	200,000	200,950

Pharmaceuticals - 0.8%
Jazz Investments I Ltd.
1.50%, 08/15/2024	1,000,000	995,000
2.00%, 06/15/2026	350,000	337,488
		1,332,488

Software - 1.0%
BlackLine, Inc., 0.13%, 08/01/2024	750,000	747,750
Pegasystems, Inc., 0.75%, 03/01/2025	750,000	724,500
Tyler Technologies, Inc., 0.25%, 03/15/2026	250,000	275,000
		1,747,250
TOTAL CONVERTIBLE BONDS (Cost $6,305,072)		6,159,729

SHORT-TERM INVESTMENTS - 10.4%
Commercial Paper - 4.5%	Par
Automobile Components — 0.5%
Magna International, Inc., 5.56%, 08/13/2024(e)	1,000,000	992,927

Automobiles — 1.1%
Harley-Davidson Funding Corp., 6.05%, 07/03/2024(e)	1,000,000	999,233
VW Credit, Inc., 5.60%, 08/27/2024(e)	1,000,000	990,708
		1,989,941

Capital Markets — 0.6%
Brookfield Infrastructure Partners L.P., 5.94%, 07/09/2024(e)	1,000,000	998,329

Chemicals — 0.6%
FMC Corp., 6.13%, 07/15/2024(e)	1,000,000	997,123

Hotels, Restaurants & Leisure — 0.6%
Marriott International, Inc., 5.53%, 07/24/2024(e)	1,000,000	995,972

Oil, Gas & Consumable Fuels — 0.5%
Targa Resources Corp., 6.03%, 07/25/2024(e)	1,000,000	995,539

Trading Companies & Distributors — 0.6%
Aviation Capital Group LLC, 5.83%, 07/01/2024(e)	1,000,000	999,542
Total Commercial Paper (Cost $7,973,101)		7,969,373

Money Market Funds - 5.3%	Shares
Federated Hermes US Treasury Cash Reserves - Class Institutional, 5.17%(f)	9,391,552	9,391,552

U.S. Treasury Bills - 0.6%	Par
5.32%, 09/05/2024(e)	1,000,000	990,453
TOTAL SHORT-TERM INVESTMENTS (Cost $18,355,028)		18,351,378

TOTAL INVESTMENTS - 99.9% (Cost $140,088,297)		$176,444,167
Other Assets in Excess of Liabilities - 0.1%		170,865
TOTAL NET ASSETS - 100.0%		$176,615,032

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,039,406 or 0.6% of net assets as of June 30, 2024.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $37,416,258 or 21.2% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown is the effective yield as of June 30, 2024.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Osterweis Growth and Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	99,421,499	–	683,813	100,105,312
Corporate Bonds	–	44,924,447	355,594	45,280,041
Real Estate Investment Trusts	6,547,707	–	–	6,547,707
Convertible Bonds	–	6,159,729	–	6,159,729
Commercial Paper	–	7,969,373	–	7,969,373
Money Market Funds	9,391,552	–	–	9,391,552
U.S. Treasury Bills	–	990,453	–	990,453
Total Investments	115,360,758	60,044,002	1,039,407	176,444,167

Refer to the Schedule of Investments for additional information.